Concentration of Risks - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investments	$ 1,104,564
Revenues from customers which individually represent greater than 10% of total revenue	637,379	430,258	343,826
Marketing Services
Concentration Risk [Line Items]
Revenues from marketing services	44.00%	58.00%	72.00%
Financial Institution | CHINA
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	76.60%
Financial Institution | International
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	23.40%
Customer one
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 0	$ 0	$ 0
Internet Content Provision ("ICP") and Advertising Businesses | Maximum
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are not allowed to own equity interest	50.00%